Other Receivables and Other Current Assets (Details) - Schedule of Other Receivables and Other Current Assets - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Other Receivables and Other Current Assets [Abstract]
Deposits placed on cars		$ 197,002
Excess input VAT credits	622	7,612
Prepaid expense	50,554,537	38,493
Cash advances to employees	12,412	1,273,224
Total	$ 50,567,571	$ 1,516,331